Consolidated Statements of Changes in Net Assets (Parenthetical) - USD ($)	Jan. 25, 2021	Dec. 31, 2022	May 11, 2022	Apr. 27, 2022	Dec. 31, 2021	Jan. 24, 2021
Stock issued during period, shares, issued for services	2,500,000
Common stock, par or stated value per share	$ 0.00001	$ 0.00001
Stock issued during period, value, issued for services	$ 25,000
Common stock, shares, outstanding		10,879,905	10,879,905		2,500,000	0
SAFE Notes
Debt instrument, convertible, conversion price			$ 10	$ 10
Common stock, shares, outstanding			10,879,905